Goodwill - VIU calculations (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill
Period considered for determining annual growth rate	5 years
Compound annual growth rate for revenue for 5-year period	7.00%	7.00%	7.00%
Revenue for period	5 years
Terminal revenue growth rate	2.00%	2.00%	2.00%
Pre-tax discount rate	23.00%	23.00%	24.00%
Minimum
Goodwill
Adjusted EBITA/revenue ratio for 5-year period	7.00%	6.00%	5.00%
Maximum
Goodwill
Adjusted EBITA/revenue ratio for 5-year period	9.00%	9.00%	8.00%